UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07644
                                                    -----------

                       Gabelli Capital Series Funds, Inc.
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           ---------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


GABELLI CAPITAL ASSET FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE
     ------                                         -----
             COMMON STOCKS -- 98.0%
             AEROSPACE -- 0.7%
      7,000  HEICO Corp.                       $    255,430
     35,000  Herley Industries Inc.+                546,700
    100,000  Rolls-Royce Group plc+                 972,607
  5,920,000  Rolls-Royce Group plc, Cl. B            11,941
                                               ------------
                                                  1,786,678
                                               ------------
             AGRICULTURE -- 1.4%
     45,000  Archer-Daniels-Midland Co.           1,651,500
     30,000  Delta & Pine Land Co.                1,236,000
     20,000  The Mosaic Co.+                        533,200
                                               ------------
                                                  3,420,700
                                               ------------
             AUTOMOTIVE -- 1.0%
     50,000  General Motors Corp.                 1,532,000
     18,000  Navistar International Corp.+          823,500
                                               ------------
                                                  2,355,500
                                               ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.5%
      2,000  Bandag Inc.                            101,380
      5,000  BorgWarner Inc.                        377,100
     42,000  CLARCOR Inc.                         1,335,600
     90,000  Dana Corp.+                             78,750
     85,000  Earl Scheib Inc.+                      318,750
     20,000  Midas Inc.+                            431,400
     10,000  Modine Manufacturing Co.               229,000
     36,000  Proliance International Inc.+          136,080
     37,000  Standard Motor Products Inc.           631,590
                                               ------------
                                                  3,639,650
                                               ------------
             AVIATION: PARTS AND SERVICES -- 4.5%
     38,000  Curtiss-Wright Corp.                 1,464,520
      6,000  EDO Corp.                              157,200
     70,000  GenCorp Inc.+                          968,800
     55,000  Kaman Corp.                          1,282,050
     30,000  Precision Castparts Corp.            3,121,500
     28,000  Sequa Corp., Cl. A+                  3,353,560
    170,000  The Fairchild Corp., Cl. A+            343,400
                                               ------------
                                                 10,691,030
                                               ------------
             BROADCASTING -- 4.7%
     45,000  CBS Corp., Cl. A                     1,377,450
     10,000  Cogeco Inc.                            326,982
     56,500  Fisher Communications Inc.+          2,745,900
    212,000  Gray Television Inc.                 2,209,040
     35,000  ION Media Networks Inc.+                46,550
     18,000  Liberty Media Corp. -
               Capital, Cl. A+                    1,990,620
     70,000  Lin TV Corp., Cl. A+                 1,113,000
     90,000  Sinclair Broadcast Group Inc.,
                Cl. A                             1,390,500
     20,000  Young Broadcasting Inc., Cl. A+         80,800
                                               ------------
                                                 11,280,842
                                               ------------
             BUSINESS SERVICES -- 0.8%
      2,000  Avis Budget Group Inc.+                 54,640
     52,000  Intermec Inc.+                       1,161,680
     75,000  Nashua Corp.+                          667,500
                                               ------------
                                                  1,883,820
                                               ------------
             CABLE AND SATELLITE -- 2.6%
      5,000  Adelphia Communications Corp.,
               Cl. A+                                   100
      5,000  Adelphia Communications Corp.,
               Cl. A CVV+                                 0
      5,000  Adelphia Communications Corp.,
               Cl. A Escrow+                              0
    150,000  Cablevision Systems Corp., Cl. A+    4,564,500
     10,000  EchoStar Communications Corp.,
               Cl. A+                               434,300
     25,000  Liberty Global Inc., Cl. A+            823,250
      9,315  Liberty Global Inc., Cl. C+            285,412
      5,000  The DIRECTV Group Inc.+                115,350
                                               ------------
                                                  6,222,912
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 2.9%
     25,000  Agere Systems Inc.+                    565,500
     84,000  Corning Inc.+                        1,910,160
     29,000  Nortel Networks Corp., New York+       697,450
     17,000  Nortel Networks Corp., Toronto+        407,441
     70,000  Thomas & Betts Corp.+                3,417,400
                                               ------------
                                                  6,997,951
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 2.7%
     50,000  Hyperion Solutions Corp.+            2,591,500
    140,000  Xanser Corp.+                          770,000
     96,000  Yahoo! Inc.+                         3,003,840
                                               ------------
                                                  6,365,340
                                               ------------
             CONSUMER PRODUCTS -- 3.2%
     10,000  Avon Products Inc.                     372,600
     10,000  Clorox Co.                             636,900
     10,000  Colgate-Palmolive Co.                  667,900
      3,000  Fortune Brands Inc.                    236,460
     25,000  Gallaher Group plc, ADR              2,231,250
      1,000  National Presto Industries Inc.         61,640
     15,000  Pactiv Corp.+                          506,100
     40,000  Procter & Gamble Co.                 2,526,400
    110,000  Revlon Inc., Cl. A+                    117,700
     65,000  Schiff Nutrition
               International Inc.+                  446,550
                                               ------------
                                                  7,803,500
                                               ------------
             CONSUMER SERVICES -- 1.0%
     30,000  Liberty Media Corp. -
               Interactive, Cl. A+                  714,600
     70,000  Rollins Inc.                         1,610,700
                                               ------------
                                                  2,325,300
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 6.7%
     40,000  Ampco-Pittsburgh Corp.               1,155,600
     83,000  Baldor Electric Co.                  3,132,420
     24,000  Cooper Industries Ltd., Cl. A        1,079,760
     30,000  Crane Co.                            1,212,600
     13,000  Greif Inc., Cl. A                    1,444,430
    100,000  Honeywell International Inc.         4,606,000
     28,000  ITT Corp.                            1,688,960
     79,500  Katy Industries Inc.+                  174,900
     90,000  Myers Industries Inc.                1,681,200
                                               ------------
                                                 16,175,870
                                               ------------
             ELECTRONICS -- 1.4%
     60,000  Intel Corp.                          1,147,800
     75,000  Texas Instruments Inc.               2,257,500
                                               ------------
                                                  3,405,300
                                               ------------
             ENERGY AND UTILITIES -- 10.3%
     68,000  Allegheny Energy Inc.+               3,341,520
    300,000  Aquila Inc.+                         1,254,000
      9,000  Cameron International Corp.+           565,110
     10,000  Chevron Corp.                          739,600
     30,000  ConocoPhillips                       2,050,500
     10,000  Devon Energy Corp.                     692,200
     38,000  DPL Inc.                             1,181,420
     15,000  Duquesne Light Holdings Inc.           296,850
     90,000  El Paso Corp.                        1,302,300
     27,000  El Paso Electric Co.+                  711,450
     18,000  Exxon Mobil Corp.                    1,358,100
      6,699  Florida Public Utilities Co.            83,068
      9,000  Giant Industries Inc.+                 680,850
      5,000  Hydril Co.+                            481,200
     60,000  Kinder Morgan Inc.                   6,387,000
     20,000  Mirant Corp. Escrow+ (a)                     0
      2,000  Niko Resources Ltd.                    145,413
      5,000  Northeast Utilities                    163,850
     27,000  NSTAR                                  948,240
     17,000  Progress Energy Inc., CVO+               5,440
     15,000  Royal Dutch Shell plc, Cl. A, ADR      994,500
     67,500  RPC Inc.                             1,124,550
      3,000  Southwest Gas Corp.                    116,610
                                               ------------
                                                 24,623,771
                                               ------------
             ENTERTAINMENT -- 4.8%
     15,000  Canterbury Park Holding Corp.          212,250
     50,000  Discovery Holding Co., Cl. A+          956,500
     70,000  Dover Motorsports Inc.                 367,500
    170,000  Gemstar-TV Guide
               International Inc.+                  712,300
     95,000  Grupo Televisa SA, ADR               2,831,000
     50,000  The Topps Co. Inc.                     486,000
    190,000  Time Warner Inc.                     3,746,800
     20,000  Triple Crown Media Inc.+               167,800
     30,000  Viacom Inc., Cl. A+                  1,231,800
     20,000  Vivendi                                812,728
                                               ------------
                                                 11,524,678
                                               ------------
             ENVIRONMENTAL SERVICES -- 2.2%
     90,000  Allied Waste Industries Inc.+        1,133,100
    120,000  Waste Management Inc.                4,129,200
                                               ------------
                                                  5,262,300
                                               ------------
             EQUIPMENT AND SUPPLIES -- 4.2%
     33,000  AMETEK Inc.                          1,139,820
     38,000  Baldwin Technology Co. Inc.,
               Cl. A+                               190,000
     17,000  Belden CDT Inc.                        911,030
     40,000  Capstone Turbine Corp.+                 42,400
     12,000  CIRCOR International Inc.              428,400
    110,000  CTS Corp.                            1,520,200
     70,000  Fedders Corp.+                          63,000
     28,000  Flowserve Corp.                      1,601,320
     15,000  Franklin Electric Co. Inc.             697,500
     40,000  GrafTech International Ltd.+           363,200
     17,000  IDEX Corp.                             864,960
     50,000  L.S. Starrett Co., Cl. A               900,000
     15,000  Robbins & Myers Inc.                   559,350
     14,000  The Eastern Co.                        380,520
     10,000  Watts Water Technologies Inc.,
               Cl. A                                380,300
                                               ------------
                                                 10,042,000
                                               ------------
             FINANCIAL SERVICES -- 7.6%
     90,000  American Express Co.                 5,076,000
     10,000  American International Group Inc.      672,200
     20,000  Ameriprise Financial Inc.            1,142,800
     25,000  Argonaut Group Inc.+                   809,000
     20,000  BKF Capital Group Inc.+                 65,000
     40,000  Citigroup Inc.                       2,053,600
     12,000  Deutsche Bank AG                     1,614,480
    155,000  Epoch Holding Corp.+                 2,049,100
     20,000  Marsh & McLennan Companies Inc.        585,800
    100,000  TD Banknorth Inc.                    3,216,000
     15,000  The Bank of New York Co. Inc.          608,250
     10,000  The Midland Co.                        424,200
                                               ------------
                                                 18,316,430
                                               ------------
             FOOD AND BEVERAGE -- 10.8%
      5,000  Anheuser-Busch Companies Inc.          252,300
     25,000  Brown-Forman Corp., Cl. A            1,727,000
     10,000  Cadbury Schweppes plc, ADR             513,700
      5,000  Campbell Soup Co.                      194,750
     10,000  Coca-Cola Enterprises Inc.             202,500
      3,000  Coca-Cola Femsa SAB de CV, ADR         108,360
      4,000  Corn Products International Inc.       142,360
     22,800  Del Monte Foods Co.                    261,744
     52,000  Diageo plc, ADR                      4,209,400
      5,000  Fomento Economico Mexicano
               SAB de CV, ADR                       551,950
     70,000  General Mills Inc.                   4,075,400
     88,000  Groupe Danone, ADR                   3,143,360
     15,000  H.J. Heinz Co.                         706,800
    100,000  PepsiAmericas Inc.                   2,232,000
     15,000  PepsiCo Inc.                           953,400
     90,000  The Coca-Cola Co.                    4,320,000
     30,900  Tootsie Roll Industries Inc.           926,073
     23,000  Wm. Wrigley Jr. Co.                  1,171,390
      5,750  Wm. Wrigley Jr. Co., Cl. B             292,100
                                               ------------
                                                 25,984,587
                                               ------------
             HEALTH CARE -- 3.3%
     22,000  Advanced Medical Optics Inc.+          818,400
      4,000  Alpharma Inc., Cl. A                    96,320
      5,000  Biosite Inc.+                          419,850
      8,000  DENTSPLY International Inc.            262,000
     10,000  Henry Schein Inc.+                     551,800
      2,000  Invitrogen Corp.+                      127,300
     30,000  New River Pharmaceuticals Inc.+      1,908,900
      3,000  Patterson Companies Inc.+              106,470
    140,000  Pfizer Inc.                          3,536,400
     60,000  TL Administration Corp.+                     0
                                               ------------
                                                  7,827,440
                                               ------------
             HOTELS AND GAMING -- 3.2%
      1,000  Boyd Gaming Corp.                       47,640
     15,000  Churchill Downs Inc.                   680,850
      6,000  Dover Downs Gaming &
               Entertainment Inc.                    77,280
      6,000  Four Seasons Hotels Inc.               481,800
     18,000  Gaylord Entertainment Co.+             951,660
      5,000  Harrah's Entertainment Inc.            422,250
     43,700  Hilton Hotels Corp.                  1,571,452
     12,000  International Game Technology          484,560
      7,000  Las Vegas Sands Corp.+                 606,270
     30,000  MGM Mirage+                          2,085,600
      5,000  Pinnacle Entertainment Inc.+           145,350
                                               ------------
                                                  7,554,712
                                               ------------
             MACHINERY -- 1.1%
     55,000  CNH Global NV                        2,050,950
      6,000  Deere & Co.                            651,840
                                               ------------
                                                  2,702,790
                                               ------------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.6%
      3,000  Cavco Industries Inc.+                 104,850
    120,000  Champion Enterprises Inc.+           1,056,000
      8,000  Skyline Corp.                          269,920
                                               ------------
                                                  1,430,770
                                               ------------
             METALS AND MINING -- 0.8%
      4,000  Alcoa Inc.                             135,600
     40,000  Newmont Mining Corp.                 1,679,600
      2,000  Peabody Energy Corp.                    80,480
                                               ------------
                                                  1,895,680
                                               ------------
             PUBLISHING -- 3.4%
     15,000  Dow Jones & Co. Inc.                   517,050
     50,000  Journal Communications Inc.,
               Cl. A                                655,500
      6,000  Lee Enterprises Inc.                   180,300
     21,535  McClatchy Co., Cl. A                   680,721
      8,000  Media General Inc., Cl. A              305,280
      8,000  Meredith Corp.                         459,120
     15,000  New York Times Co., Cl. A              352,650
     65,000  News Corp., Cl. A                    1,502,800
    290,000  PRIMEDIA Inc.+                         771,400
     16,000  The E.W. Scripps Co., Cl. A            714,880
     60,000  Tribune Co.                          1,926,600
                                               ------------
                                                  8,066,301
                                               ------------
             REAL ESTATE -- 0.7%
     49,600  Griffin Land & Nurseries Inc.+       1,760,800
                                               ------------
             RETAIL -- 0.9%
     32,000  Aaron Rents Inc., Cl. A                770,560
      5,000  CSK Auto Corp.+                         86,000
     10,000  Ingles Markets Inc., Cl. A             408,400
     15,000  Safeway Inc.                           549,600
     10,000  The Home Depot Inc.                    367,400
                                               ------------
                                                  2,181,960
                                               ------------
             SPECIALTY CHEMICALS -- 4.0%
     80,900  Ferro Corp.                          1,748,249
     50,000  Hawkins Inc.                           740,000
     30,000  Hercules Inc.+                         586,200
     24,000  International Flavors &
               Fragrances Inc.                    1,133,280
     75,000  MacDermid Inc.                       2,615,250
    130,000  Omnova Solutions Inc.+                 709,800
      5,000  Quaker Chemical Corp.                  119,050
     77,000  Sensient Technologies Corp.          1,985,060
                                               ------------
                                                  9,636,889
                                               ------------
             TELECOMMUNICATIONS -- 2.8%
      4,000  Alltel Corp.                           248,000
    240,000  Cincinnati Bell Inc.+                1,128,000
    110,000  Qwest Communications
               International Inc.+                  988,900
     20,000  Rogers Communications Inc., Cl. B      655,200
    150,000  Sprint Nextel Corp.                  2,844,000
     10,000  Telephone & Data Systems Inc.          596,200
      5,000  Telephone & Data Systems Inc.,
               Special                              279,500
                                               ------------
                                                  6,739,800
                                               ------------
             TRANSPORTATION -- 0.6%
     30,000  GATX Corp.                           1,434,000
                                               ------------
             WIRELESS COMMUNICATIONS -- 1.6%
     46,000  Price Communications Corp.             920,000
     40,000  United States Cellular Corp.+        2,938,000
                                               ------------
                                                  3,858,000
                                               ------------
             TOTAL COMMON STOCKS                235,197,301
                                               ------------
             WARRANTS -- 0.0%
             ENERGY AND UTILITIES -- 0.0%
      1,000  Mirant Corp., Ser. A,
               expire 01/03/11+                      21,200
                                               ------------
  PRINCIPAL
   AMOUNT
  --------
             U.S. GOVERNMENT OBLIGATIONS -- 2.0%
 $4,921,000  U.S. Treasury Bills,
               5.009% to 5.114%++,
               04/05/07 to 06/28/07               4,890,648
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $169,253,584)              $240,109,149
                                               ============
              Aggregate book cost              $169,253,584
                                               ============
              Gross unrealized appreciation    $ 75,418,485
              Gross unrealized depreciation      (4,562,920)
                                               ------------
              Net unrealized appreciation
                (depreciation)                 $ 70,855,565
                                               ============
----------------
 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2007, the market value of fair valued securities amounted to $0 or 0.00% of total investments.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 CVO Contingent Value Obligation
 CVV Contingent Value Vehicle

               See accompanying notes to schedule of investments.

GABELLI CAPITAL ASSET FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Capital Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
      --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
      --------------------------------------------------------------------------


By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 22, 2007
      --------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.